Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Common Shares
Common shares, par value (in Dollars per share)	$ 0.00003	$ 0.00003
Common shares, authorized	4,980,000,000	4,980,000,000
Common shares, issued	6,007,767	2,292,652
Common shares, outstanding	6,007,767	2,292,652
Class B Common Shares
Common shares, par value (in Dollars per share)	$ 0.00003	$ 0.00003
Common shares, authorized	20,000,000	20,000,000
Common shares, issued	202,032	2,032
Common shares, outstanding	202,032	2,032